Subsequent Events (Details Narrative)				1 Months Ended	9 Months Ended		12 Months Ended
	Nov. 08, 2017 USD ($) d $ / shares shares	Oct. 24, 2017 USD ($) shares	Mar. 29, 2017 USD ($) shares	Oct. 31, 2017 USD ($) $ / shares shares	Sep. 30, 2017 USD ($) shares	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Proceeds from issuance of common stock					$ 455,000			$ 806,000
Private Placement Offerings [Member]
Stock issued during period, value					$ 455,000
Stock issued during period, shares | shares					511,957
Subsequent Event [Member]
Stock issued during period, value			$ 250,000
Stock issued during period, shares | shares			312,500
Warrants to purchase common stock | shares				1,936
Warrant price per share | $ / shares				$ 1.25
Conversion of common stock | shares				1,000
Conversion price of the stock | $ / shares				$ 1.00
Discount for conversion of stock				20.00%
Subsequent Event [Member] | Convertible Debt [Member] | Yorkville Advisors Global LP [Member]
Warrants to purchase common stock | shares	1,137,500
Warrant price per share | $ / shares	$ 1.10
Conversion of common stock | shares	350,000
Discount for conversion of stock	20.00%
Debt conversion amount	$ 1,750,000
Debt Interest rate	5.00%
Debt instrument interest rate description	Interest at 5% per annum (15% on default) and due 18 months from closing.
Debt conversion price per share | $ / shares	$ 1.00
Debt instrument trading days | d	10
Debt instrument consecutive trading days | d	20
percentage of conversion price of convertible debt	250.00%
Debt outstanding principal value	$ 250,000
Debt instrument amortization payment description	The Company will not be required to make a monthly amortization payment if the 10-day lowest VWAP is at or above 125% of the then effective Conversion Price. Yorkville will have the option to defer any monthly amortization payment to the maturity date at is sole discretion. The stock component of each monthly amortization payment will be limited to 300% of the average daily dollar traded value over the previous 10 trading days. The Company may redeem in cash amounts owed under the Note prior to the maturity date by provided Yorkville with 10 business days advance note provided that the common stock is trading below the conversion price at the time of the redemption note.
Warrant term	5 years
Percentage of Commitment fees	5.00%
Due to diligence and structuring fee	$ 15,000
Fee and expenses	$ 1,647,500
Subsequent Event [Member] | Convertible Debt [Member] | Yorkville Advisors Global LP [Member] | First 180 days [Member]
Percentage of Principal Amount Redeemed	10.00%
Subsequent Event [Member] | Convertible Debt [Member] | Yorkville Advisors Global LP [Member] | 181 To 360 days [Member]
Percentage of Principal Amount Redeemed	15.00%
Subsequent Event [Member] | Convertible Debt [Member] | Yorkville Advisors Global LP [Member] | 361 days [Member]
Percentage of Principal Amount Redeemed	20.00%
Subsequent Event [Member] | Accredited Investor [Member]
Warrants to purchase common stock | shares		226,512
Gross proceeds from issuance of common stock		$ 351,000
Proceeds from issuance of common stock		$ 295,410
Subsequent Event [Member] | Minimum [Member]
Common stock, minimum subscription shares | shares				84
Common stock, minimum subscription value				$ 252,000
Common stock subscription per unit | $ / shares				$ 3,000
Subsequent Event [Member] | Minimum [Member] | Convertible Debt [Member] | Yorkville Advisors Global LP [Member]
Debt conversion price per share | $ / shares	$ 1.00
Subsequent Event [Member] | Series A Convertible Preferred Stock [Member]
Stock issued during period, shares | shares				3
Subsequent Event [Member] | Series A Preferred Stock [Member] | Accredited Investor [Member]
Stock issued during period, shares | shares		117
Subsequent Event [Member] | Private Placement Offerings [Member] | Series A Convertible Preferred Stock [Member]
Stock issued during period, value				$ 3,000,000